Equity Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Equity Capital and Earnings Per Share
Note 12 Equity Capital and Earnings Per Share
The authorized capital of MFC consists of:

•	an unlimited number of common shares without nominal or par value; and
•	an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.
(a) Preferred shares and other equity instruments
The
following table presents information about the outstanding preferred shares and other equity instruments as at December 31, 2023 and December 31, 2022.

As at December 31, 2023	Issue date	Annual dividend / distribution rate (1)	Earliest redemption date (2),(3)	Number of shares (in millions)	Face amount	Net amount (4)
						2023	2022
Preferred shares
Class A preferred shares
Series 2	February 18, 2005	4.65%	n/a	14	$350	$344	$344
Series 3	January 3, 2006	4.50%	n/a	12	300	294	294
Class 1 preferred shares
Series 3 (5),(6)	March 11, 2011	2.348%	June 19, 2026	7	163	160	160
Series 4 (7)	June 20, 2016	floating	June 19, 2026	1	37	36	36
Series 9 (5),(6)	May 24, 2012	5.978%	September 19, 2027	10	250	244	244
Series 11 (5),(6),(8)	December 4, 2012	6.159%	March 19, 2028	8	200	196	196
Series 13 (5),(6),(9)	June 21, 2013	6.350%	September 19, 2028	8	200	196	196
Series 15 (5),(6)	February 25, 2014	3.786%	June 19, 2024	8	200	195	195
Series 17 (5),(6)	August 15, 2014	3.800%	December 19, 2024	14	350	343	343
Series 19 (5),(6)	December 3, 2014	3.675%	March 19, 2025	10	250	246	246
Series 25 (5),(6),(10)	February 20, 2018	5.942%	June 19, 2028	10	250	245	245
Other equity instruments
Limited recourse capital notes ( LRCN ) (11)
Series 1 (12)	February 19, 2021	3.375%	May 19, 2026	n/a	2,000	1,982	1,982
Series 2 (12)	November 12, 2021	4.100%	February 19, 2027	n/a	1,200	1,189	1,189
Series 3 (12)	June 16, 2022	7.117%	June 19, 2027	n/a	1,000	990	990
Total				102	$6,750	$6,660	$6,660

(1)
Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors. Non-deferrable distributions are payable to all LRCN holders semi-annually at the Company’s discretion.

(2)
Redemption of all preferred shares is subject to regulatory approval. MFC may redeem each series, in whole or in part, at par, on the earliest redemption date or every five years thereafter, except for Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these preferred shares, in whole or in part, at par at any time, subject to regulatory approval, as noted. MFC may redeem the Class 1 Series 4 preferred shares, in whole or in part, at any time, at $
25.00
per share if redeemed on June 19, 2026 (the earliest redemption date) and on June 19 every five years thereafter, or at $
25.50
per share if redeemed on any other date after June 19, 2021, subject to regulatory approval, as noted.

(3)
Redemption of all LRCN series is subject to regulatory approval. MFC may at its option redeem each series in whole or in part, at a redemption price equal to par, together with accrued and unpaid interest. The redemption period for Series 1 is every five years during the period from May 19 and including June 19, commencing in 2026. The redemption period for Series 2 is every five years during the period from February 19 and including March 19, commencing in 2027. After the first redemption date, the redemption period for Series 3 is every five years during the period from May 19 to and including June 19, commencing in 2032.

(4)	Net of after-tax issuance costs.
(5)
On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five-year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 preferred shares is: Series 3 –
1.41
%, Series 9 –
2.86
%, Series 11 –
2.61
%, Series 13 –
2.22
%, Series 15 –
2.16
%, Series 17 –
2.36
%, Series 19 –
2.30
%, and Series 25 –
2.55
%.

(6)
On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative preferential cash dividends, payable quarterly if and when declared by the Board of Directors, at a rate equal to the three-month Government of Canada Treasury bill yield plus the rate specified in footnote 5 above.

(7)	The floating dividend rate for the Class 1 Series 4 shares equals the three-month Government of Canada Treasury bill yield plus 1.41%.
(8)
MFC did not exercise its right to redeem the outstanding Class 1 Shares Series 11 on
March 19, 2023
, which was the earliest redemption date. The dividend rate was reset as specified in footnote 5 above to an annual fixed rate of
6.159
%, for a five-year period commencing on March 20, 2
023.

(9)
MFC did not exercise its right to redeem the outstanding Class 1 Shares Series 13 on September 19, 2023, which was the earliest redemption date. The dividend rate was reset as specified in footnote 5 above to an annual fixed rate of
6.350
%, for a five-year period commencing on September 20, 2023.

(10)
MFC did not exercise its right to redeem the outstanding Class 1 Shares Series 25 on June 19, 2023, which was the earliest redemption date. The dividend rate was reset as specified in footnote 5 above to an annual fixed rate of
5.942
%, for a five-year period commencing on June 20, 2023.

(11)
Non-payment of distributions or principal on any LRCN series when due will result in a recourse event. The recourse of each noteholder will be limited to their proportionate amount of the Limited Recourse Trust’s assets which comprise of Class 1 Series 27 preferred shares for LRCN Series 1, Class 1 Series 28 preferred shares for LRCN Series 2, and Class 1 Series 29 preferred shares for LRCN Series 3. All claims of the holders of LRCN series against MFC will be extinguished upon receipt of the corresponding trust assets. The Class 1 Series 27, Class 1 Series 28, and Class 1 Series 29 preferred shares are eliminated on consolidation while being held in the Limited Recourse Trust.

(12)
The LRCN Series 1 distribute at a fixed rate of
3.375
% payable semi-annually, until June 18, 2026; on June 19, 2026 and every five years thereafter until June 19, 2076, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.839%.
The LRCN Series 2 distribute at a fixed rate of
4.10
% payable semi-annually, until March 18, 2027; on March 19, 2027 and every five years thereafter until March 19, 2077, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 2.704%.
The LRCN Series 3 distribute at a fixed rate of
7.117
% payable semi-annually, until June 18, 2027; on June 19, 2027 and every five years thereafter until June 19, 2077, the rate will be reset at a rate equal to the five-year Government of Canada yield as defined in the prospectus, plus 3.95%.

(b) Common shares
As at December 31, 2023, there were 17 million outstanding stock options and deferred share units that entitle the holders to receive common shares or payment in cash or common shares, at the option of the holders (2022 – 21 million).
The
following table presents changes in common shares issued and outstanding.

	2023		2022
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, beginning of year	1,865	$22,178	1,943	$23,093
Repurchased for cancellation	(63)	(745)	(79)	(938)
Issued on exercise of stock options and deferred share units	4	94	1	23
Balance, end of year	1,806	$21,527	1,865	$22,178
Normal Course Issuer Bid
On February 21, 2023, the Company announced that the Toronto Stock Exchange (“TSX”) approved a normal course issuer bid (the “2023 NCIB”) permitting the purchase for cancellation of up to 55.7 million common shares, representing approximately 3% of its issued and outstanding common shares. Purchases under the 2023 NCIB commenced on
February 23, 2023
and were completed in December 2023. As of December 31, 2023, MFC purchased for cancellation under the 2023 NCIB 55.7 million of its common shares at an average price of $25.48 per common share for a total cost of $1.4 billion.
The Company’s previous NCIB (the “2022 NCIB”) that was announced on February 1, 2022, expired on February 2, 2023. Under the 2022 NCIB, the Company purchased for cancellatio
n
85.8
 million of its common shares at an average price of $
23.99
per share for a total cost of $
2.1
 billion
,
which represented approximately

4.4
%
of its issued and outstanding common shares.
During the year ended December 31, 2023, the Company purchased for cancellation 62.6 million common shares at an average price of $25.47 per common share for a total cost of $1.6 billion, including
6.9
million share
s
 for a total cost of $0.2 billion that were purchased under the 2022 NCIB. Of this,
$745 was recorded in common shares and $850 was recorded in retained earnings in the Consolidated Statements of Changes in Equity.
The Company has received approval from the
OSFI
to launch a NCIB (the “2024 NCIB”) that permits the purchase for cancellation of up to

50
million common shares, representing approximately 2.8% of its issued and outstanding common shares, commencing in February 2024. The 2024 N
CIB
remains subject to the approval of the TSX.
(c) Earnings per share
The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2023	2022
Basic earnings per common share	$2.62	$(1.15)
Diluted earnings per common share	2.61	(1.15)
The following is a reconciliation of the denominator (number of shares) in the calculation of basic and diluted earnings per common share.

For the years ended December 31,	2023	2022
Weighted average number of common shares (in millions)	1,834	1,910
Dilutive stock-based awards (1) (in millions)	4	3
Weighted average number of diluted common shares (in millions)	1,838	1,913

(1)
The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of nil million (2022 – nil million) anti-dilutive stock-based awards.

(d) Quarterly dividend declaration subsequent to year end
On February
14
, 2024, the Company’s Board of
Directors
approved a quarterly dividend of $0.40 per share on the common shares of MFC, payable on or after March
19
, 2024 to shareholders of record at the close of business on February
28
, 2024.

The Board also declared dividends on the following non-cumulative preferred shares, payable on or after March
19
, 2024 to shareholders of record at the close of business on February
28
, 2024.

Class A Shares Series 2 – $ 0.29063 per share	Class 1 Shares Series 13 – $ 0.396875 per share
Class A Shares Series 3 – $ 0.28125 per share	Class 1 Shares Series 15 – $ 0.236625 per share
Class 1 Shares Series 3 – $ 0.14675 per share	Class 1 Shares Series 17 – $ 0.2375 per share
Class 1 Shares Series 4 – $ 0.402395 per share	Class 1 Shares Series 19 – $ 0.229688 per share
Class 1 Shares Series 9 – $ 0.373625 per share	Class 1 Shares Series 25 – $ 0.371375 per share
Class 1 Shares Series 11 – $ 0.384938 per share